Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Israel			$ (20,004)	$ (19,241)
Foreign			39	208
Total			(19,965)	(19,033)
Income tax expense was as follows:
Foreign			73	84
Total current tax expense			73	84
Deferred:
Foreign			3	(9)
Total deferred tax expense			3	(9)
Total income tax expense	$ 57	$ 44	$ 76	$ 75